S000026520 [Member] Investment Objectives and Goals - Nuveen Global Equity Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Global Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide high current income and long-term capital appreciation.